Fixed assets - Depreciation and amortization - General information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets and property, plant and equipment [abstract]
Depreciation and amortization of intangible assets	€ 2,138	€ 2,195	€ 2,062
Depreciation and amortization of property, plant and equipment	4,708	4,533	4,403
Total depreciation and amortization expense	6,846	6,728	€ 6,465
Increase (decrease) in depreciation and amortization	€ 118	€ 263